R. O. KNUTSON
ATTORNEY AT LAW

9372 CREEKWOOD DRIVE EDEN PRAIRIE, MINNESOTA 55347	November 22, 2005	(952) 941-2744 OR (952) 941-0908

U.S. Securities and Exchange Commission Washington, D.C. 20549	Re:	Filing of Form 10-SB by Viper Powersports Inc.

Dear Commission:

        Regarding the attached filing under Form 10-SB of the registration of Viper Motorsports Inc, a Nevada corporation, the following is submitted:

1.	I am the attorney for the registrant and have been in charge of preparing this registration under Form 10-SB.

2.	Please notify me as soon as possible if you need any further information or you have any comments to prepare an amendment to this filing.

3.	Following is my contact data:

Full name -	Robert O. Knutson
FAX Number -	(952) 941-2744
Telephone # -	(952) 210-3105 (cell and best phone contact)
Email address -	silkroad55344@yahoo.com

(An alternate phone number for contacting me is (952) 941-0908)

        Thank you for your attention to this registration.

Sincerely yours,

/s/ Robert O. Knutson
Robert O. Knutson, Secretary and Legal Counsel of Viper Powersports Inc.